Summary of Significant Accounting Policies - Schedule of Operations and Comprehensive (loss) Income (Details) - VIEs [Member] - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of operations and comprehensive loss [Line Items]
Net revenues		$ 698
Net loss		$ 3,905